CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,504	$ 1,732
Restricted cash	1,003	1,464
Trade receivables (net of allowance for credit losses of $69 and $75, at December 31, 2019 and 2020, respectively)	407	499
Other accounts receivable and prepaid expenses (Note 3)	399	236
Assets of discontinued operations (Note 1b)	178	172
Total current assets	3,491	4,103
NON-CURRENT ASSETS:
Severance pay fund	252	653
Property and equipment, net (Note 4)	35	62
Deferred taxes (Note 7)	171
Goodwill	1,502	3,225
Total non-current assets	1,960	3,940
Total assets	5,451	8,043
CURRENT LIABILITIES:
Trade payables	114	149
Deferred revenues	745	962
Accrued expenses and other liabilities (Note 5)	1,769	2,317
Liabilities of discontinued operations (Note 1b)	496	516
Total current liabilities	3,124	3,944
LONG-TERM LIABILITIES:
Accrued severance pay	306	831
Deferred tax liability (Note 7)		163
Total long-term liabilities	306	994
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 9):
Share capital - Ordinary shares of NIS 0.03 par value: Authorized: 17,000,000 shares at December 31, 2020 and 2019; Issued: 4,426,791 and 3,614,208 shares at December 31, 2020 and 2019, respectively; Outstanding: 4,424,991 and 3,612,408 shares at December 31, 2020 and 2019, respectively	37	30
Preferred Shares of NIS 0.03 par value: Authorized: 3,000,000 shares at December 31, 2020 and 2019; Issued and Outstanding: 1,831,579 and 2,008,772 shares at December 31, 2020 and 2019, respectively	15	16
Additional paid-in capital	31,360	30,635
Treasury shares at cost (1,800 Ordinary shares at December 31, 2020 and 2019)	(29)	(29)
Accumulated deficit	(29,362)	(27,547)
Total shareholders' equity	2,021	3,105
Total liabilities and shareholders' equity	$ 5,451	$ 8,043